Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Twelve months ended December 31, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	1,847,500	$1.91	8.88	$2,159
Granted	1,485,000	2.70	-	-
Exercised	(103,125)	0.9	-	-

Outstanding at the end of the period	3,229,375	2.25	8.82	1,617

Exercisable	710,625	$1.55	8.01	$791

Schedule of Recognized Stock-based Compensation
	Year ended December 31,
	2018	2017

Cost of revenues	$204	$104
Marketing and selling	123	149
General and administrative	571	306
	$898	$559